Form N-CSR Cover	12 Months Ended
Apr. 30, 2025
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Cohen & Steers Low Duration Preferred & Income Fund, Inc.
Entity Central Index Key	0001652200
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025